Accounts receivable, net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the year	¥ (31,606)	¥ (33,465)	¥ (23,785)
Additions	(4,019)	(5,741)	(14,235)
Reversals	1,776	6,779
Write offs	983	821	5,650
Balance at end of the year	(32,866)	(31,606)	(33,465)
Carry forward of allowance for credit losses	¥ 23,100	¥ 23,300
Cumulative effect period adjustment balance
Balance at beginning of the year			¥ (1,095)